Expense Example - ARMOR Core Risk-Managed ETF - ARMOR Core Risk-Managed ETF	Feb. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 182